SCHEDULE OF CHANGES OF EQUITY TO THE IMPACT OF REVERSE STOCK SPLIT (Details) - USD ($)	Mar. 31, 2026		Jan. 21, 2026	Dec. 31, 2025		Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Common stock - shares	3,786,060		5,000	2,665,555		1,643,970	1,417,204		1,096,303
Common stock - amount	$ 3,786	[1]		$ 2,665	[1]	$ 1,644	$ 1,417	[2]	$ 1,096
Common stock to be issued - shares						128	128		128
Common stock to be issued - amount
Additional paid-in capital	$ 207,748,950	[1]		$ 206,114,473	[1]	$ 205,658,531	$ 205,397,953	[2]	$ 204,185,904
Previously Reported [Member]
Common stock - shares						8,219,844,297	7,086,021,742		5,481,513,400
Common stock - amount						$ 8,219,844	$ 7,086,021		$ 5,481,513
Common stock to be issued - shares						637,755	637,755		637,755
Common stock to be issued - amount						$ 638	$ 638		$ 638
Additional paid-in capital						$ 197,439,693	$ 198,312,711		$ 198,704,849
Revision of Prior Period, Reclassification, Adjustment [Member]
Common stock - shares						(8,218,200,327)	(7,084,604,538)		(5,480,417,097)
Common stock - amount						$ (8,218,200)	$ (7,084,604)		$ (5,480,417)
Common stock to be issued - shares						(637,627)	(637,627)		(637,627)
Common stock to be issued - amount						$ (638)	$ (638)		$ (638)
Additional paid-in capital						$ 8,218,838	$ 7,085,242		$ 5,481,055

[1]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.
[2]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.